Leases - Cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Total cash outflow for principal elements of lease payment	¥ 556,774	¥ 566,110	¥ 700,021
Total cash outflow for related interest paid	¥ 64,692	¥ 59,970	¥ 71,288